PRODUCTION COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Production Costs [Line Items]
Production Cost	$ 23,117	$ 0
Mining [Member]
Production Costs [Line Items]
Production Cost	8,533	0
Crushing and processing [Member]
Production Costs [Line Items]
Production Cost	5,803	0
Royalties [Member]
Production Costs [Line Items]
Production Cost	1,706	0
Community relations [Member]
Production Costs [Line Items]
Production Cost	5	0
Mine general and administrative [Member]
Production Costs [Line Items]
Production Cost	3,988	0
Refining and desorption [Member]
Production Costs [Line Items]
Production Cost	116	0
Change in inventories and fair value adjustment related to the FCGI Acquisition [Member]
Production Costs [Line Items]
Production Cost	$ 2,966	$ 0